UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                                                        FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number                 811-07266
                                                    --------------------------

                      Principal Equity Income Fund, Inc.
                 (previously Principal Utilities Fund, Inc.)
-------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

                 711 High Street, Des Moines, IA 50392-2080
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(Address of principal executive offices)                   (Zip code)

      Princor Financial Services Corporation, Des Moines, IA 50392-2080
-------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                   -------------------

Date of fiscal year end:           October 31, 2005
                                   ---------------------------

Date of reporting period:          January 31, 2005
                                   ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                       PRINCIPAL EQUITY INCOME FUND, INC.

                          JANUARY 31, 2005 (UNAUDITED)

                                    Shares

                                    Held                                Value

---------------------------------------------------------------------------------------
COMMON STOCKS (77.04%)
AEROSPACE & DEFENSE (1.14%)
                                                                     $
 Northrop Grumman                                  19,300              1,001,284
AEROSPACE & DEFENSE EQUIPMENT (0.64%)
 Goodrich                                          16,400                562,520
APPLIANCES (1.17%)
 Whirlpool                                         15,100              1,030,726
APPLICATIONS SOFTWARE (0.98%)
 Microsoft                                         32,700                859,356
AUTO-CARS & LIGHT TRUCKS (0.81%)
 Ford Motor                                        54,300                715,131
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.09%)
 Autoliv                                           20,300                957,145
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.73%)
 Masco                                             17,400                640,320
CASINO HOTELS (1.06%)
 Harrah's Entertainment                            14,780                934,687
CELLULAR TELECOMMUNICATIONS (1.49%)
 Cosmote Mobile Telecommunications                 24,200                458,677
 Telecom Italia Mobile                            122,200                850,629
                                                                       1,309,306
COATINGS & PAINT (0.71%)
 RPM                                               35,660                628,686
COMMERCIAL BANKS (2.55%)
 Associated Banc-Corp                              13,000                429,390
 Banco Santander Central Hispano                   83,500                991,591
 Nordea                                            55,510                514,448
 North Fork Bancorp                                10,600                304,220
                                                                       2,239,649
COMMERCIAL SERVICE-FINANCE (1.27%)
 Deluxe                                            29,300              1,121,311
DIVERSIFIED FINANCIAL SERVICES (0.62%)
 RMB Holdings                                     152,300                549,589
DIVERSIFIED MANUFACTURING OPERATIONS (2.34%)
 Eaton                                              8,620                586,074
 General Electric                                  23,000                830,990
 Honeywell International                           17,700                636,846
                                                                       2,053,910
ELECTRIC-INTEGRATED (4.77%)
 Constellation Energy Group                        25,000              1,250,000
 Duke Energy                                       18,000                482,220
 Edison International                              30,500                990,335
 Exelon                                            20,100                889,425
 PPL                                               10,700                577,800
                                                                       4,189,780
FINANCE-CREDIT CARD (0.59%)
 MBNA                                              19,500                518,310
FINANCE-INVESTMENT BANKER & BROKER (0.78%)
 Citigroup                                         14,000                686,700
                                    Shares

                                    Held                                Value

---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (2.06%)
                                                                     $
 American Home Mortgage Investment                 40,800              1,363,944
 Charter Mac                                       19,100                448,468
                                                                       1,812,412
FOOD-WHOLESALE & DISTRIBUTION (0.72%)
 Kesko                                             24,600                632,688
LIFE & HEALTH INSURANCE (0.49%)
 Lincoln National                                   9,400                433,716
MACHINERY-FARM (0.61%)
 Deere                                              7,720                536,000
MEDICAL PRODUCTS (0.51%)
 Johnson & Johnson                                  6,900                446,430
MEDICAL-DRUGS (0.85%)
 Orion OYJ                                         45,600                747,184
MEDICAL-HOSPITALS (0.68%)
 Parkway Holdings                                 621,000                595,729
METAL-COPPER (1.01%)
 Southern Peru Copper                              18,800                885,292
MISCELLANEOUS INVESTING (14.27%)
 AMB Property                                       6,200                230,826
 Arbor Realty Trust                                36,100                859,180
 Archstone-Smith Trust                              7,300                250,390
 Arden Realty                                      14,100                475,452
 Boston Properties                                 10,400                600,912
 CBL & Associates Properties                        7,600                522,728
 Developers Diversified Realty                     12,000                477,000
 Eastgroup Properties                               6,000                217,140
 Education Realty Trust /1/                         7,628                128,074
 Equity Office Properties Trust                     8,400                235,032
 Equity Residential Properties
  Trust                                             7,400                233,396
 Federal Realty Investment Trust                    2,500                117,950
 Gramercy Capital                                  41,500                890,175
 Health Care                                        8,500                284,750
 Health Care Property Investors                    10,800                280,368
 Healthcare Realty Trust                            7,400                269,878
 Hospitality Properties Trust                      10,600                452,090
 Kimco Realty                                       9,000                476,820
 Lexington Corporate Properties
  Trust                                            26,400                564,960
 Mack-Cali Realty                                   5,100                214,098
 Mid-America Apartment Communities                 17,300                654,286
 Mills                                              4,500                251,685
 Newcastle Investment                              32,300                976,752
 Simon Property Group                              11,500                681,950
 Sovran Self Storage                                6,300                250,740
 Tanger Factory Outlet Centers                     30,600                722,160
 Thornburg Mortgage                                26,600                740,810
 Vornado Realty Trust                               4,700                324,958
 Weingarten Realty Investors                        4,600                164,450
                                                                      12,549,010
MONEY CENTER BANKS (2.09%)
 Bank of America                                   28,700              1,330,819
                                    Shares

                                    Held                                Value

---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MONEY CENTER BANKS (CONTINUED)
                                                                     $
 JP Morgan Chase                                   13,560                506,195
                                                                       1,837,014
MULTI-LINE INSURANCE (0.71%)
 Hartford Financial Services Group                  9,300                625,797
NON-HOTEL GAMBLING (1.04%)
 Greek Organisation of Football
  Prognostics                                      34,000                910,347
OIL COMPANY-EXPLORATION & PRODUCTION (1.96%)
 Enerplus Resources Fund                           29,400              1,115,142
 Kerr-McGee                                         9,800                605,150
                                                                       1,720,292
OIL COMPANY-INTEGRATED (5.27%)
 ChevronTexaco                                     15,400                837,760
 ENI                                               42,000              1,020,523
 Exxon Mobil                                       20,400              1,052,640
 Occidental Petroleum                              10,400                607,152
 Royal Dutch Petroleum                             11,400                662,034
 Shell Transport & Trading                         51,520                450,391
                                                                       4,630,500
OIL REFINING & MARKETING (0.65%)
 Sunoco                                             6,550                573,060
PAPER & RELATED PRODUCTS (1.82%)
 Billerud                                          45,100                722,979
 MeadWestvaco                                      13,700                395,793
 Weyerhaeuser                                       7,700                480,480
                                                                       1,599,252
PIPELINES (0.57%)
 National Fuel Gas                                 17,900                504,780
PROPERTY & CASUALTY INSURANCE (1.29%)
 Admiral Group /1/                                 54,507                359,306
 Chubb                                             10,400                774,592
                                                                       1,133,898
REAL ESTATE MANAGEMENT & SERVICES (2.58%)
 Castellum                                         23,500                782,027
 Corio                                             25,400              1,483,998
                                                                       2,266,025
REAL ESTATE OPERATOR & DEVELOPER (1.22%)
 Land Securities Group                             41,390              1,075,744
REGIONAL BANKS (2.32%)
 Comerica                                           9,000                520,740
 KeyCorp                                           13,100                437,802
 National City                                     11,800                419,490
 Wachovia                                          12,000                658,200
                                                                       2,036,232
RETAIL-APPAREL & SHOE (0.81%)
 Edgars Consolidated Stores                        14,200                713,813
SEMICONDUCTOR EQUIPMENT (0.77%)
 ASM Pacific Technology                           179,500                674,284
TELEPHONE-INTEGRATED (5.51%)
 AT&T                                              45,000                863,550
 Citizens Communications                           76,900              1,037,381
                                    Shares

                                    Held                                Value

---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
                                                                     $
 SBC Communications                                35,200                836,352
 Sprint                                            26,290                626,491
 TDC                                               14,300                593,694
 Verizon Communications                            24,814                883,130
                                                                       4,840,598
TOBACCO (2.90%)
 Altria Group                                      18,200              1,161,706
 Imperial Tobacco Group                            16,800                441,392
 Reynolds American                                 11,800                948,956
                                                                       2,552,054
TRANSPORT-MARINE (1.59%)
 Frontline                                         12,900                643,655
 Golden Ocean Group /1/                            38,700                 22,843
 Orient Overseas International                    184,000                691,188
 Ship Finance International                         1,720                 39,147
                                                                       1,396,833
                                     TOTAL COMMON STOCKS              67,727,394

                                    Shares

                                    Held                                Value

---------------------------------------------------------------------------------------
PREFERRED STOCKS (13.65%)
CELLULAR TELECOMMUNICATIONS (1.51%)
 U.S. Cellular                                     48,000              1,331,040
COMMERCIAL BANKS (2.20%)
 CoBank /2/                                        35,300              1,930,486
ELECTRIC-INTEGRATED (1.78%)
 Consolidated Edison                                7,556                199,856
 DTE Energy Trust I                                 9,140                245,044
 Energy East Capital Trust I                        2,185                 57,684
 Entergy Louisiana                                 39,580              1,062,327
                                                                       1,564,911
FINANCE-INVESTMENT BANKER & BROKER (0.07%)
 St. Paul Capital Trust I                           2,300                 60,191
FOOD-DAIRY PRODUCTS (0.42%)
 Dairy Farmers of America /2/                       3,500                368,156
GAS-DISTRIBUTION (2.16%)
 AGL Capital Trust II                              25,385                668,895
 KeySpan                                           23,500              1,229,050
                                                                       1,897,945
MISCELLANEOUS INVESTING (1.44%)
 Federal Realty Investment Trust                   15,000                401,400
 HRPT Properties Trust                             12,600                342,720
 Realty Income                                     20,000                525,200
                                                                       1,269,320
MONEY CENTER BANKS (0.06%)
 ABN AMRO Capital Funding Trust V                   2,300                 56,856
MULTI-LINE INSURANCE (0.60%)
 XL Capital                                        19,000                526,300
                                    Shares

                                    Held                                Value

---------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
PIPELINES (0.99%)
                                                                     $
 TransCanada PipeLines                             33,457                867,540
SPECIAL PURPOSE ENTITY (0.30%)
 Corporate-Backed Trust
  Certificates for DaimlerChrysler                 10,500                264,600
TELEPHONE-INTEGRATED (2.12%)
 ALLTEL                                            29,800              1,497,450
 Telephone & Data Systems                          13,700                363,598
                                                                       1,861,048
                                  TOTAL PREFERRED STOCKS              11,998,393

                                    Principal

                                    Amount                              Value

---------------------------------------------------------------------------------------
BONDS (6.33%)
ELECTRIC-INTEGRATED (0.23%)
 Georgia Power Capital Trust VI
                                               $                     $
  4.88%; 11/01/42                                 200,000                202,836
MULTI-LINE INSURANCE (0.41%)
 Allstate Financing II
  7.83%; 12/01/45                                 312,000                354,261
OIL COMPANY-INTEGRATED (1.88%)
 Phillips 66 Capital Trust II
  8.00%; 01/15/37                               1,475,000              1,654,199
PIPELINES (3.81%)
 KN Capital Trust III
  7.63%; 04/15/28                               2,900,000              3,351,356
                                             TOTAL BONDS               5,562,652


                                    Principal
                                    Amount                              Value

---------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.36%)
FINANCE-MORTGAGE LOAN/BANKER (1.36%)
 Investment in Joint Trading
  Account;      Federal Home Loan
  Bank
  2.30%; 02/01/05                              $1,195,435            $ 1,195,435
                                  TOTAL COMMERCIAL PAPER               1,195,435
                                                                     -----------

                    TOTAL PORTFOLIO INVESTMENTS (98.38%)              86,483,874
CASH, RECEIVABLES AND
 OTHER ASSETS, NET OF
 LIABILITIES (1.62%)                                                   1,423,677
                              TOTAL NET ASSETS (100.00%)             $87,907,551
                                                                     -------------

/1 /Non-income producing security.
/2 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,298,642 or 2.61% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 8,314,013
Unrealized Depreciation                       (1,490,476)
                                             -----------
Net Unrealized Appreciation (Depreciation)     6,823,537
Cost for federal income tax purposes         $79,660,337


The Fund's schedule of investments as of January 31, 2005 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.



ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Equity Income Fund, Inc.
                     (previously Principal Utilities fund, Inc.)
                     -----------------------------------------------------------



By           /s/ Ralph C. Eucher
============ -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
             -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



By           /s/ Jill R. Brown
============ -------------------------------------------------------------------

         Jill R. Brown, Vice President and Chief Financial Officer

Date         3/18/2005
             ---------------------------